DEBT (Schedule of Notes Payable - Financing Agreements) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 23, 2020	Sep. 15, 2020	Apr. 15, 2020	Feb. 03, 2020	Dec. 31, 2019	Dec. 23, 2019	Apr. 15, 2019	Feb. 03, 2019	Sep. 15, 2018
Debt Instrument [Line Items]
Notes Payable, Principal	$ 42,942	$ 42,942					$ 42,299
Third Party - Insurance Note 1 [Member]
Debt Instrument [Line Items]
Notes Payable, Principal	$ 16,486	$ 23,327	$ 23,327				$ 28,500	$ 28,500
Notes Payable, Interest	7.75%	7.75%					7.31%
Third Party - Insurance Note 2 [Member]
Debt Instrument [Line Items]
Notes Payable, Principal	$ 0	$ 10,457			$ 51,379				$ 51,940
Notes Payable, Interest	5.26%	5.26%					6.36%
Third Party - Insurance Note 3 [Member]
Debt Instrument [Line Items]
Notes Payable, Principal	$ 5,250	$ 9,158		$ 51,379			$ 13,799				$ 13,799
Notes Payable, Interest
Third Party - Insurance Note 4 [Member]
Debt Instrument [Line Items]
Notes Payable, Principal	$ 215,654	$ 0				$ 165,375				$ 141,058
Notes Payable, Interest